Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
7	Property, plant and equipment

	Dams	Port facilities	Buildings	Electric utility plant in service	Transport- ation facilities	Others	CIP	Total
As at 1 January 2018
Cost	2,220,224	3,358,811	11,173,669	418,360,698	1,155,392	5,972,688	29,534,677	471,776,159
Accumulated depreciation	(226,512)	(443,259)	(3,019,198)	(170,525,898)	(362,222)	(3,523,292)	-	(178,100,381)
Accumulated impairment losses	(356,023)	-	(52,387)	(7,914,640)	-	(33,213)	(991,422)	(9,347,685)
Net book value	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093
Year ended 31 December 2018
Beginning of the year	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093
Reclassification	-	-	90,791	(108,874)	-	18,083	-	-
Business combination	-	-	38,845	3,128,388	1,683	294,629	5,120	3,468,665
Additions	-	195	18,996	543,660	-	71,414	15,981,274	16,615,539
Transfer from CIP	5,867	50,824	514,167	17,726,156	460	108,477	(18,405,951)	-
Reclassification to assets held for sale	-	-	-	(547,720)	-	(3,668)	(2,645)	(554,033)
Disposals/write-off	-	-	(41,618)	(449,894)	-	(16,568)	-	(508,080)
Depreciation charge	(38,832)	(117,025)	(405,045)	(19,446,539)	(62,771)	(423,051)	-	(20,493,263)
Impairment charge	-	-	(20,002)	(947,520)	-	(112)	(22,144)	(989,778)
Currency translation differences	-	-	-	193,872	-	191	66	194,129
End of the year	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272
As at 31 December 2018
Cost	2,308,072	3,409,830	12,566,461	472,814,967	1,219,218	7,226,391	27,112,542	526,657,481
Accumulated depreciation	(301,125)	(560,284)	(4,147,947)	(221,703,642)	(486,676)	(4,722,608)	-	(231,922,282)
Accumulated impairment losses	(402,223)	-	(120,296)	(11,099,636)	-	(38,205)	(1,013,567)	(12,673,927)
Net book value	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272
Year ended 31 December 2019
Beginning of the year	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272
Upon adoption of IFRS 16	-	-	-	(1,387,259)	-	(229,292)	-	(1,616,551)
Beginning of the year (restated)	1,604,724	2,849,546	8,298,218	238,624,430	732,542	2,236,286	26,098,975	280,444,721
Reclassification	-	(1,104,389)	6,313	(183)	-	1,098,259	-	-
Acquisition (note 41)	-	-	-	-	-	-	2,038,550	2,038,550
Additions	-	-	7,249	187,370	242	164,909	29,978,861	30,338,631
Transfer from CIP	39	1,794,267	771,582	17,261,238	190,777	158,621	(20,176,524)	-
Disposals/write-off	(2,292)	-	(470,877)	(157,316)	(4)	(4,664)	-	(635,153)
Depreciation charge	(42,965)	(88,629)	(430,155)	(20,057,767)	(69,473)	(449,818)	-	(21,138,807)
Impairment charge	-	(439,190)	(116,355)	(3,864,903)	(993)	(43,432)	(1,255,117)	(5,719,990)
Currency translation differences	-	-	-	298,193	-	(3,764)	526	294,955
End of the year	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907
As at 31 December 2019
Cost	2,305,554	3,975,987	12,916,746	488,256,686	1,410,233	8,429,661	38,949,263	556,244,130
Accumulated depreciation	(343,836)	(525,192)	(4,614,648)	(241,169,240)	(556,149)	(5,191,819)	-	(252,400,884)
Accumulated impairment loss	(402,212)	(439,190)	(236,123)	(14,796,384)	(993)	(81,445)	(2,263,992)	(18,220,339)
Net book value	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907

Interest capitalization

Interest expense of approximately RMB580 million (2018: RMB496 million) arising on borrowings for the construction of property, plant and equipment was capitalised during the year and was included in ‘Additions’ in property, plant and equipment. The weighted average capitalisation rate was approximately 4.44% (2018: 4.57%) per annum.

Impairment

When any indicators of impairment are identified, property, plant and equipment are reviewed for impairment based on each CGU. The CGU is an individual plant or entity. The carrying values of these individual plants or entities were compared to the recoverable amounts of the CGUs, which were based predominantly on value-in-use. In 2019, impairment losses for property, plant and equipment of certain power projects in PRC segment amounting to approximately RMB5,720 million have been recognised. The recoverable amount of these aforesaid CGUs in aggregate is RMB8,879 million as at 31 December 2019. Factors leading to the impairment include lower than expected operating results of subsidiaries in 2019 due to oversupply and fierce competition within the electricity market and future decommission plan of thermal power generation units. Value-in-use calculations use pre-tax cash flow projections based on the 2020 financial budgets approved by management and are extrapolated using the same cash flow projections of the remaining years with changes being made to reflect the estimated changes in future market or economic conditions. Other key assumptions applied in the impairment testing include the future sales volumes and fuel prices. Management determined these key assumptions based on past performance and their expectations on market development. Further, the Group adopts a pre-tax and non-inflation rate of ranging from 7.00% to 12.77% that reflects specific risks related to the CGUs as discount rate. The assumptions above are used in analysing the recoverable amounts of the CGUs within operating segments. These estimates and judgments may be significantly affected by unexpected changes in the future market or economic conditions.

In 2018, impairment losses for property, plant and equipment of certain power projects amounting to approximately RMB990 million have been recognised. Factors leading to the impairment include lower than expected operating results of subsidiaries in 2018 due to oversupply and fierce competition within the electricity market. Pre-tax discount rates, ranging from 7.74% to 12.84%, were adopted in the value in use model in the determination of the recoverable amounts for the power plants. In addition, as a result of the low demand of coal-fired power in local market and site selection issues, management estimated the possibility of further development of a coal-fired power project and a wind power project was remote; and thus, the projects under construction with a carrying value of RMB14 million and RMB8 million were fully impaired in 2018, respectively.

Security

As at 31 December 2019, certain property, plant and equipment were secured to a bank as collateral against a long-term loan (Note 25).

Buildings without ownership certificate

At 31 December 2019, the Group was in the process of applying for the ownership certificate for certain buildings (buildings for power generation were included in electric utility plant in service) with an aggregate net book value of RMB7,779 million (2018: RMB8,386 million). The managements are of the opinion that the Group is entitled to lawfully and validly occupy and use of the abovementioned buildings. There has been no litigations, claims or assessments against the Group for compensation with respect to the use of these buildings as at the date of approval of these financial statements.